SCHEDULE OF SHARE CAPITAL (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	484,848,485	484,848,485
Number of shares issued and outstanding	610,496	135,812
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	200,000,000,000	200,000,000,000
Number of shares issued and outstanding
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	25,000	25,000
Number of shares issued and outstanding	25,000	25,000